Unaudited Pro Forma Financial Information - Schedule of Notes to Proforma Consolidated Statements of Operations (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares
As Reported [Member]
Schedule of Notes to Proforma Consolidated Statements of Operations [Member]
Net Income | $	$ 4,282,368	[1]
Weighted average number of ordinary shares used in computing net income per share basic | shares	20,000,000	[2]
Weighted average number of ordinary shares used in computing net income per share diluted | shares	20,000,000
Net income per share attributable to ordinary shareholders basic | $ / shares	$ 0.21
Net income per share attributable to ordinary shareholders diluted | $ / shares	$ 0.21
Pro Forma Adjustment [Member]
Schedule of Notes to Proforma Consolidated Statements of Operations [Member]
Net Income | $		[1]
Weighted average number of ordinary shares used in computing net income per share basic | shares	1,437,500	[2]
Weighted average number of ordinary shares used in computing net income per share diluted | shares	1,437,500
Net income per share attributable to ordinary shareholders basic | $ / shares
Net income per share attributable to ordinary shareholders diluted | $ / shares
Pro Forma [Member]
Schedule of Notes to Proforma Consolidated Statements of Operations [Member]
Net Income | $	$ 4,282,368	[1]
Weighted average number of ordinary shares used in computing net income per share basic | shares	21,437,500	[2]
Weighted average number of ordinary shares used in computing net income per share diluted | shares	21,437,500
Net income per share attributable to ordinary shareholders basic | $ / shares	$ 0.2
Net income per share attributable to ordinary shareholders diluted | $ / shares	$ 0.2

[1]	There are no effects on total revenue and net income.
[2]	Additional shares issued.